Expense Example - iShares GNMA Bond ETF - iShares GNMA Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	92
Expense Example, with Redemption, 10 Years	$ 220